UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Sept 30, 2007.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     October 15, 2007



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       57
Form 13F Information Table Value Total:	      517,111,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      26,265     6,646   Sole   None
General Electric                369604103      23,304   562,896   Sole   None
Walgreen Company                931422109      23,137   489,778   Sole   None
PepsiCo, Inc.                   713448108      21,852   298,278   Sole   None
American Intl. Group Inc        026874107      21,852   321,782   Sole   None
United Technologies             913017109      20,406   253,556   Sole   None
Microsoft Corp.                 594918104      19,541   663,316   Sole   None
Oracle Corporation              38389x105      18,531   855,927   Sole   None
ConocoPhillips                  20825C104      18,503   210,816   Sole   None
Ace Ltd.                        004644100      18,264   301,535   Sole   None
Amphenol Corp			032095101      17,063   429,158   Sole   None
Procter & Gamble                742718109      16,639   236,552   Sole   None
Johnson & Johnson               478160104      15,767   239,981   Sole   None
Devon Energy Corp               25179M103      15,689   188,570   Sole   None
Google Inc                      38259P508      15,235    26,856   Sole   None
Wells Fargo & Co.               949746101      15,079   423,331   Sole   None
Franklin Resources              354613101      14,609   114,579   Sole   None
Emerson Electric                291011104      14,352   269,668   Sole   None
America Movil SAB de CV         02364W105      13,603   212,547   Sole   None
Lowes Companies                 548661107      13,304   474,811   Sole   None
Rockwell Collins                774341101      13,215   180,922   Sole   None
Coach Inc.                      189754104      13,167   278,542   Sole   None
Lincoln Electronic Holdings	533900106      13,061   168,294   Sole   None
Wal-Mart Stores Inc		931142103      12,950   296,681   Sole	 None
Alliant Techsystems Inc.        018804104      12,175   111,395   Sole   None
Teva Pharmaceutical Inds	881624209      11,400   256,346   Sole	 None
Total SA ADR                    89151E109      10,728   132,399   Sole   None
Danaher Corp			235851102      10,276  	124,243   Sole   None
Intuit                          461202103      10,157   335,225   Sole   None
Sysco Corporation               871829107       8,511   239,146   Sole   None
American Standard               029712106       8,474   237,897   Sole   None
Berkshire Hathaway      A       084670108       3,674        31   Sole   None
Healthways Inc.	                02649V104       2,452    45,433   Sole   None
Sunrise Assisted Living         86768K106       2,032    57,445   Sole   None
Asta Funding Inc		046220109 	1,933	 50,433   Sole   None
Transocean Sedco Forex          G90078109       1,804    15,960   Sole   None
Ball Corp                       058498106       1,661    30,895   Sole   None
Fedex Corp                      31428x106       1,650    15,751   Sole   None
Gfi Group Inc			361652209	1,588	 18,440	  Sole	 None
Gilead Sciences                 375558103       1,492    36,498   Sole   None
Bio-Reference Lab Inc.          09057G602       1,488    44,090   Sole   None
Graco Inc                       384109104       1,474    37,698   Sole   None
Infosys Tech Spon ADR           456788108       1,329    27,458   Sole   None
Gildan Activewear               375916103       1,224    31,086   Sole   None
MEMC Electronic Materials       552715104       1,040    17,675   Sole   None
Middleby Corp.			596278101	  745	 11,549   Sole   None
Flir Systems Inc		302445101	  710	 12,812	  Sole	 None
Cisco Systems Inc               17275R102         663    20,023   Sole   None
Western Union Co                959802109         652    31,100   Sole   None
Genetech Inc                    368710406         589     7,550   Sole   None
Apache Corp			037411105	  451	  5,006   Sole   None
Yum Brands			988498101         388	 11,464	  Sole	 None
Pool Corp                       73278L105         368    14,750   Sole   None
Fiserv Inc			337738108	  324     6,367   Sole   None
Exxon Mobil Corp                30231g102         185    10,500   Sole   None
Rehabcare Group Inc.		759148109	  121	220,770   Sole   None
Chevron Corp New                166764100          46    10,000   Sole   None

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